Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 4.2%
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL2, Class A,
1-Month Term SOFR + 1.21%, 6.54% (A), 05/15/2036 (B)	$ 239,936	$ 239,115
Series 2022-FL1, Class A,
1-Month SOFR Average + 1.45%, 6.77% (A), 01/15/2037 (B)	400,000	396,875
Avis Budget Rental Car Funding AESOP LLC
Series 2023-3A, Class A,
5.44%, 02/22/2028 (B)	600,000	603,680
Series 2023-5A, Class A,
5.78%, 04/20/2028 (B)	300,000	304,357
Bear Stearns Asset-Backed Securities Trust
Series 2005-SD1, Class 2M2,
1-Month Term SOFR + 1.31%, 6.64% (A), 01/25/2045	21,414	21,971
Birch Grove CLO Ltd.
Series 19A, Class AR,
3-Month Term SOFR + 1.39%, 6.72% (A), 06/15/2031 (B)	494,251	495,038
BMW Canada Auto Trust
Series 2023-1A, Class A1,
5.43%, 01/20/2026 (B)	CAD 144,651	106,723
Citizens Auto Receivables Trust
Series 2023-1, Class A4,
5.78%, 10/15/2030 (B)	$ 600,000	608,880
DLLMT LLC
Series 2023-1A, Class A2,
5.78%, 11/20/2025 (B)	176,978	176,924
Exeter Automobile Receivables Trust
Series 2023-3A, Class A2,
6.11%, 09/15/2025	245,018	245,133
Ford Credit Auto Owner Trust
Series 2023-A, Class A2B,
1-Month SOFR Average + 0.72%, 6.04% (A), 03/15/2026	330,532	330,847
FORT CRE Issuer LLC
Series 2022-FL3, Class A,
1-Month SOFR Average + 1.85%, 7.17% (A), 02/23/2039 (B)	346,435	341,819
Fremont Home Loan Trust
Series 2005-1, Class M5,
1-Month Term SOFR + 1.18%, 6.51% (A), 06/25/2035	171,269	163,520
GM Financial Automobile Leasing Trust
Series 2023-2, Class A2B,
1-Month SOFR Average + 0.82%, 6.14% (A), 10/20/2025	190,992	191,381
Kubota Credit Owner Trust
Series 2023-1A, Class A2,
5.40%, 02/17/2026 (B)	446,074	445,680
LFT CRE Ltd.
Series 2021-FL1, Class A,
1-Month Term SOFR + 1.28%, 6.61% (A), 06/15/2039 (B)	349,989	345,585

	Principal	Value
ASSET-BACKED SECURITIES (continued)
LoanCore Issuer Ltd.
Series 2022-CRE7, Class A,
1-Month SOFR Average + 1.55%, 6.87% (A), 01/17/2037 (B)	$ 499,930	$ 497,118
Marble Point CLO X Ltd.
Series 2017-1A, Class AR,
3-Month Term SOFR + 1.30%, 6.62% (A), 10/15/2030 (B)	160,376	160,372
MASTR Asset-Backed Securities Trust
Series 2004-WMC3, Class M1,
1-Month Term SOFR + 0.94%, 6.27% (A), 10/25/2034	152,032	144,598
Merrill Lynch Mortgage Investors Trust
Series 2004-WMC5, Class M1,
1-Month Term SOFR + 1.04%, 6.37% (A), 07/25/2035	107,679	106,329
Romark CLO Ltd.
Series 2017-1A, Class A1R,
3-Month Term SOFR + 1.29%, 6.61% (A), 10/23/2030 (B)	291,024	291,098
Santander Drive Auto Receivables Trust
Series 2023-2, Class A2,
5.87%, 03/16/2026	83,779	83,815
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month Term SOFR + 1.56%, 6.89% (A), 02/17/2032 (B)	74,063	74,156
STWD Ltd.
Series 2022-FL3, Class A,
1-Month SOFR Average + 1.35%, 6.67% (A), 11/15/2038 (B)	400,000	393,420
TRTX Issuer Ltd.
Series 2022-FL5, Class A,
1-Month SOFR Average + 1.65%, 6.97% (A), 02/15/2039 (B)	500,000	496,470
VMC Finance LLC
Series 2022-FL5, Class A,
1-Month SOFR Average + 1.90%, 7.22% (A), 02/18/2039 (B)	397,388	392,642

Total Asset-Backed Securities (Cost $7,680,740)		7,657,546

CORPORATE DEBT SECURITIES - 23.8%
Aerospace & Defense - 0.1%
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	200,000	192,265

Automobiles - 0.6%
Ford Motor Credit Co. LLC
3.82%, 11/02/2027	200,000	187,442
6.80%, 05/12/2028	200,000	207,888
General Motors Financial Co., Inc.
5.75%, 02/08/2031	200,000	202,275

Transamerica Series Trust	Page 1

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Automobiles (continued)
Hyundai Capital America
3-Month SOFR + 1.15%, 6.50% (A), 08/04/2025 (B)	$ 400,000	$ 402,248
Nissan Motor Acceptance Co. LLC
2.00%, 03/09/2026 (B)	200,000	185,241

		1,185,094

Banks - 6.3%
Banco de Credito del Peru SA
4.65%, 09/17/2024 (B)	PEN 1,300,000	344,248
Banco Santander SA
3.49%, 05/28/2030	$ 200,000	181,345
Bank Leumi Le-Israel BM
5.13%, 07/27/2027 (C)	300,000	293,761
Bank of America Corp.
Fixed until 09/15/2026, 5.93% (A), 09/15/2027	300,000	304,150
CaixaBank SA
Fixed until 09/13/2026, 6.68% (A), 09/13/2027 (B)	200,000	204,387
Citigroup, Inc.
4.40%, 06/10/2025	300,000	295,890
Deutsche Bank AG
Fixed until 11/24/2025, 2.13% (A), 11/24/2026 (D)	200,000	188,636
Freedom Mortgage Corp.
12.00%, 10/01/2028 (B)	100,000	109,002
Goldman Sachs Group, Inc.
3-Month Term SOFR + 2.01%, 7.33% (A), 10/28/2027	700,000	721,022
HSBC Holdings PLC
Fixed until 11/03/2027, 7.39% (A), 11/03/2028	300,000	319,253
ING Groep NV
Fixed until 09/11/2033, 6.11% (A), 09/11/2034	200,000	207,681
Intesa Sanpaolo SpA
6.63%, 06/20/2033 (B)	200,000	207,671
JPMorgan Chase & Co.
Fixed until 06/01/2033, 5.35% (A), 06/01/2034	500,000	502,195
KBC Group NV
Fixed until 09/21/2033, 6.32% (A), 09/21/2034 (B)	200,000	209,966
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	194,180
4.55%, 08/16/2028	1,000,000	974,936
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	500,000	419,600
Mizuho Financial Group, Inc.
Fixed until 09/13/2027, 5.41% (A), 09/13/2028	500,000	504,448
NatWest Group PLC
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	400,000	391,694
Fixed until 09/30/2027, 5.52% (A), 09/30/2028	400,000	400,585
Santander Holdings USA, Inc.
3.45%, 06/02/2025	400,000	388,887
Santander UK Group Holdings PLC
Fixed until 03/15/2031, 2.90% (A), 03/15/2032	200,000	170,281

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Standard Chartered PLC
Fixed until 07/06/2026, 6.19% (A), 07/06/2027 (B)	$ 200,000	$ 202,222
Fixed until 01/09/2028, 6.30% (A), 01/09/2029 (B)	300,000	308,631
Stichting AK Rabobank Certificaten
6.50% (E), 12/29/2049 (C) (F)	EUR 420,200	479,870
Swedbank AB
6.14%, 09/12/2026 (B)	$ 200,000	202,679
Synchrony Bank
5.40%, 08/22/2025	300,000	297,368
UBS Group AG
3.75%, 03/26/2025	900,000	883,421
4.13%, 09/24/2025 (B)	200,000	195,920
Fixed until 08/05/2026, 4.70% (A), 08/05/2027 (B)	400,000	392,605
Fixed until 02/08/2029, 5.43% (A), 02/08/2030 (B)	200,000	200,395
UniCredit SpA
Fixed until 09/22/2025, 2.57% (A), 09/22/2026 (B)	350,000	333,407
US Bancorp
Fixed until 06/10/2033, 5.84% (A), 06/12/2034	100,000	102,009
Wells Fargo & Co.
Fixed until 06/17/2026, 3.20% (A), 06/17/2027	300,000	286,579

		11,418,924

Beverages - 0.1%
Bacardi Ltd.
4.70%, 05/15/2028 (B)	150,000	146,259
5.15%, 05/15/2038 (B)	100,000	95,220

		241,479

Biotechnology - 0.0% (G)
Illumina, Inc.
2.55%, 03/23/2031 (H)	100,000	82,711

Broadline Retail - 0.1%
Prosus NV
3.26%, 01/19/2027 (B)	300,000	277,884

Capital Markets - 0.6%
Banco BTG Pactual SA
4.50%, 01/10/2025 (B)	400,000	394,798
Brighthouse Holdings LLC
6.50% (E), 07/27/2037 (B) (F)	200,000	182,000
Brookfield Finance, Inc.
3.90%, 01/25/2028	500,000	481,730

		1,058,528

Chemicals - 0.1%
Axalta Coating Systems LLC
3.38%, 02/15/2029 (B)	200,000	178,979

Commercial Services & Supplies - 0.2%
Ashtead Capital, Inc.
4.00%, 05/01/2028 (B)	200,000	187,970
Quanta Services, Inc.
2.90%, 10/01/2030	300,000	262,501

		450,471

Transamerica Series Trust	Page 2

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment - 0.2%
Motorola Solutions, Inc.
2.30%, 11/15/2030	$ 400,000	$ 335,722

Consumer Finance - 0.2%
Capital One Financial Corp.
Fixed until 02/01/2034, 6.05% (A), 02/01/2035	200,000	203,722
Fixed until 06/08/2033, 6.38% (A), 06/08/2034	100,000	103,887

		307,609

Containers & Packaging - 0.3%
Berry Global, Inc.
4.88%, 07/15/2026 (B)	500,000	490,072

Distributors - 0.3%
Ferguson Finance PLC
3.25%, 06/02/2030 (B)	600,000	537,355

Diversified REITs - 0.3%
GLP Capital LP/GLP Financing II, Inc.
5.38%, 04/15/2026	100,000	99,137
Goodman US Finance Five LLC
4.63%, 05/04/2032 (B)	400,000	366,798

		465,935

Electric Utilities - 4.6%
AES Corp.
5.45%, 06/01/2028	100,000	99,845
Alabama Power Co.
3.45%, 10/01/2049	300,000	221,878
4.15%, 08/15/2044	100,000	84,458
Arizona Public Service Co.
2.65%, 09/15/2050	100,000	59,932
Black Hills Corp.
1.04%, 08/23/2024	200,000	196,467
Consolidated Edison Co. of New York, Inc.
6.15%, 11/15/2052	200,000	220,025
Constellation Energy Generation LLC
5.80%, 03/01/2033	400,000	412,578
Duke Energy Progress LLC
4.00%, 04/01/2052	200,000	158,888
5.25%, 03/15/2033	200,000	202,378
Edison International
6.95%, 11/15/2029	100,000	107,130
ENEL Finance International NV
4.63%, 06/15/2027 (B)	400,000	393,426
Entergy Mississippi LLC
2.85%, 06/01/2028	1,100,000	1,011,225
Eversource Energy
5.45%, 03/01/2028	100,000	101,256
FirstEnergy Pennsylvania Electric Co.
3.60%, 06/01/2029 (B)	600,000	557,653
Georgia Power Co.
4.70%, 05/15/2032	400,000	390,507
Indianapolis Power & Light Co.
5.70%, 04/01/2054 (B)	200,000	200,723
IPALCO Enterprises, Inc.
5.75%, 04/01/2034 (B)	200,000	199,489
Liberty Utilities Finance GP 1
2.05%, 09/15/2030 (B)	400,000	324,183
National Rural Utilities Cooperative Finance Corp.
4.80%, 03/15/2028	100,000	99,964
NextEra Energy Capital Holdings, Inc.
5.05%, 02/28/2033	200,000	198,199

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B)	$ 200,000	$ 162,411
Pacific Gas & Electric Co.
3.50%, 06/15/2025	120,000	116,911
3.75%, 08/15/2042	100,000	74,375
6.75%, 01/15/2053	700,000	761,994
PacifiCorp
5.50%, 05/15/2054	200,000	192,432
San Diego Gas & Electric Co.
1.70%, 10/01/2030	300,000	246,820
Southern California Edison Co.
3.90%, 03/15/2043	100,000	80,463
4.00%, 04/01/2047	600,000	475,209
4.05%, 03/15/2042	100,000	82,972
4.65%, 10/01/2043	100,000	88,501
Southwestern Electric Power Co.
6.20%, 03/15/2040	600,000	634,629
WEC Energy Group, Inc.
5.60%, 09/12/2026	100,000	101,133
Xcel Energy, Inc.
4.60%, 06/01/2032	200,000	188,316

		8,446,370

Financial Services - 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	200,000	196,743
Aircastle Ltd.
2.85%, 01/26/2028 (B)	100,000	89,823
Ally Financial, Inc.
Fixed until 01/03/2029, 6.85% (A), 01/03/2030	100,000	102,968
Antares Holdings LP
6.50%, 02/08/2029 (B)	250,000	248,386
Aviation Capital Group LLC
5.50%, 12/15/2024 (B)	300,000	298,857
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (B)	159,000	141,471
2.88%, 02/15/2025 (B)	100,000	97,312
LeasePlan Corp. NV
2.88%, 10/24/2024 (B)	400,000	393,506
PennyMac Financial Services, Inc.
5.38%, 10/15/2025 (B)	200,000	197,707

		1,766,773

Gas Utilities - 0.4%
Brooklyn Union Gas Co.
4.63%, 08/05/2027 (B)	300,000	291,342
Southern California Gas Co.
4.13%, 06/01/2048	500,000	408,424

		699,766

Ground Transportation - 0.4%
DAE Funding LLC
2.63%, 03/20/2025 (B)	400,000	387,080
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025 (B)	306,000	305,522

		692,602

Health Care Providers & Services - 1.4%
AHS Hospital Corp.
5.02%, 07/01/2045	400,000	389,252
Banner Health
1.90%, 01/01/2031	300,000	246,692

Transamerica Series Trust	Page 3

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Centene Corp.
2.50%, 03/01/2031	$ 200,000	$ 164,594
2.63%, 08/01/2031	400,000	328,396
CHRISTUS Health
4.34%, 07/01/2028	300,000	294,094
Fresenius Medical Care US Finance III, Inc.
2.38%, 02/16/2031 (B)	200,000	157,808
HCA, Inc.
4.13%, 06/15/2029	100,000	94,661
5.20%, 06/01/2028	200,000	200,612
Humana, Inc.
5.75%, 03/01/2028	300,000	306,683
Northwell Healthcare, Inc.
3.98%, 11/01/2046	400,000	322,829

		2,505,621

Health Care REITs - 0.1%
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	200,000	162,094

Hotels, Restaurants & Leisure - 0.3%
Las Vegas Sands Corp.
2.90%, 06/25/2025	200,000	192,424
Marriott International, Inc.
2.85%, 04/15/2031	200,000	172,469
Wynn Macau Ltd.
5.63%, 08/26/2028 (B)	200,000	189,691

		554,584

Independent Power & Renewable Electricity Producers - 0.1%
NRG Energy, Inc.
2.45%, 12/02/2027 (B)	200,000	179,853

Insurance - 0.6%
Assured Guaranty US Holdings, Inc.
6.13%, 09/15/2028	100,000	103,766
Athene Holding Ltd.
5.88%, 01/15/2034	100,000	100,278
Equitable Financial Life Global Funding
5.50%, 12/02/2025 (B)	200,000	199,577
Fairfax Financial Holdings Ltd.
3.38%, 03/03/2031	100,000	86,997
GA Global Funding Trust
2.90%, 01/06/2032 (B)	200,000	164,217
Liberty Mutual Group, Inc.
5.50%, 06/15/2052 (B)	300,000	288,680
Reinsurance Group of America, Inc.
6.00%, 09/15/2033	100,000	103,718
Willis North America, Inc.
5.35%, 05/15/2033	100,000	99,494

		1,146,727

Media - 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.20%, 03/15/2028	100,000	94,233
Comcast Corp.
2.94%, 11/01/2056	672,000	424,692
Cox Communications, Inc.
2.95%, 10/01/2050 (B)	200,000	123,456

		642,381

Metals & Mining - 0.1%
Glencore Funding LLC
5.70%, 05/08/2033 (B)	100,000	101,742

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Office REITs - 0.1%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/2029	$ 200,000	$ 193,248

Oil, Gas & Consumable Fuels - 1.5%
Aker BP ASA
3.75%, 01/15/2030 (B)	200,000	182,863
Boardwalk Pipelines LP
3.40%, 02/15/2031	400,000	354,895
Cheniere Energy Partners LP
5.95%, 06/30/2033	200,000	204,849
Enbridge, Inc.
5.70%, 03/08/2033	200,000	204,760
Energy Transfer LP
4.75%, 01/15/2026	40,000	39,590
5.80%, 06/15/2038	500,000	497,858
7.50%, 07/01/2038	100,000	115,038
Kinder Morgan, Inc.
7.75%, 01/15/2032	400,000	453,950
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024 (B)	300,000	300,000
MPLX LP
5.00%, 03/01/2033	100,000	97,115
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	200,000	179,961
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/2028	100,000	107,041
Woodside Finance Ltd.
3.65%, 03/05/2025 (B)	20,000	19,621

		2,757,541

Passenger Airlines - 0.7%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	268,895	244,960
3.25%, 04/15/2030	67,284	60,775
3.50%, 08/15/2033	78,300	68,117
British Airways Pass-Through Trust
3.35%, 12/15/2030 (B)	117,554	108,225
3.80%, 03/20/2033 (B)	124,108	116,772
Spirit Airlines Pass-Through Trust
4.10%, 10/01/2029	112,647	103,365
United Airlines Pass-Through Trust
2.88%, 04/07/2030	343,925	311,663
3.10%, 04/07/2030	343,925	306,237

		1,320,114

Pharmaceuticals - 0.5%
Bayer US Finance II LLC
4.63%, 06/25/2038 (B)	1,000,000	837,079

Residential REITs - 0.3%
Essex Portfolio LP
4.00%, 03/01/2029	500,000	476,562

Retail REITs - 0.2%
NNN REIT, Inc.
4.80%, 10/15/2048	500,000	437,219

Semiconductors & Semiconductor Equipment - 0.2%
Broadcom, Inc.
3.19%, 11/15/2036 (B)	300,000	239,052

Transamerica Series Trust	Page 4

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc.
6.75%, 11/01/2029	$ 100,000	$ 107,389
NXP BV/NXP Funding LLC/NXP USA, Inc.
5.00%, 01/15/2033	100,000	97,830

		444,271

Software - 0.4%
Oracle Corp.
2.95%, 05/15/2025	290,000	282,351
4.90%, 02/06/2033	400,000	392,143

		674,494

Specialized REITs - 0.8%
American Tower Corp.
4.00%, 06/01/2025	300,000	294,809
4.05%, 03/15/2032	300,000	274,753
VICI Properties LP
4.75%, 02/15/2028	300,000	292,463
VICI Properties LP/VICI Note Co., Inc.
3.88%, 02/15/2029 (B)	500,000	460,220
Weyerhaeuser Co.
4.75%, 05/15/2026	100,000	99,105

		1,421,350

Tobacco - 0.1%
Imperial Brands Finance PLC
3.50%, 07/26/2026 (B)	200,000	190,803

Wireless Telecommunication Services - 0.3%
T-Mobile USA, Inc.
2.25%, 11/15/2031	200,000	164,051
5.05%, 07/15/2033	200,000	197,839
Vodafone Group PLC
5.63%, 02/10/2053	100,000	99,536

		461,426

Total Corporate Debt Securities (Cost $46,231,030)		43,335,648

FOREIGN GOVERNMENT OBLIGATIONS - 3.2%
Brazil - 1.0%
Brazil Letras do Tesouro Nacional
Series LTN,
Zero Coupon, 07/01/2024	BRL 9,600,000	1,868,623

Canada - 0.5%
Province of Quebec
2.50%, 04/20/2026	$ 900,000	859,885

Dominican Republic - 0.2%
Dominican Republic International Bonds
4.88%, 09/23/2032 (B)	400,000	358,091

Indonesia - 0.2%
Perusahaan Penerbit SBSN Indonesia III
4.40%, 06/06/2027 (B)	400,000	392,902

Italy - 0.1%
Cassa Depositi e Prestiti SpA
5.75%, 05/05/2026 (B)	200,000	198,235

Mexico - 0.4%
Mexico Government International Bonds
6.34%, 05/04/2053	200,000	197,441

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Mexico (continued)
Mexico Udibonos
Series S,
2.75%, 11/27/2031	MXN 5,922,156	$ 305,079
3.00%, 12/03/2026	567,878	31,729
4.00%, 11/30/2028	2,109,261	121,029

		655,278

Panama - 0.1%
Panama Government International Bonds
6.88%, 01/31/2036	$ 200,000	197,500

Poland - 0.1%
Republic of Poland Government International Bonds
4.63%, 03/18/2029	100,000	99,295
5.13%, 09/18/2034	100,000	99,556

		198,851

Republic of South Africa - 0.2%
Republic of South Africa Government International Bonds
4.85%, 09/30/2029	300,000	268,752

Romania - 0.4%
Romania Government International Bonds
2.13%, 03/07/2028 (B)	EUR 300,000	297,115
2.63%, 12/02/2040 (B)	100,000	73,501
3.75%, 02/07/2034 (B)	100,000	94,589
5.50%, 09/18/2028 (B)	150,000	166,680
6.38%, 09/18/2033 (B)	150,000	172,968

		804,853

Total Foreign Government Obligations (Cost $6,002,210)		5,802,970

LOAN ASSIGNMENT - 0.1%
Capital Markets - 0.1%
Zephyrus Capital Aviation Partners LLC
Term Loan,
4.61% (I), 10/15/2038 (J)	$ 213,320	190,409

Total Loan Assignment (Cost $210,989)		190,409

MORTGAGE-BACKED SECURITIES - 3.5%
Angel Oak Mortgage Trust
Series 2020-4, Class A1,
1.47% (A), 06/25/2065 (B)	61,762	57,322
BAMLL Commercial Mortgage Securities Trust
Series 2019-RLJ, Class A,
1-Month Term SOFR + 1.10%, 6.42% (A), 04/15/2036 (B)	500,000	499,866
Banc of America Mortgage Trust
Series 2004-D, Class 2A2,
4.79% (A), 05/25/2034	2,938	2,790
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
4.87% (A), 09/25/2035	120,655	70,863
BIG Commercial Mortgage Trust
Series 2022-BIG, Class A,
1-Month Term SOFR + 1.34%, 6.67% (A), 02/15/2039 (B)	383,431	378,770
ChaseFlex Trust
Series 2007-2, Class A1,
1-Month Term SOFR + 0.67%, 6.00% (A), 05/25/2037	140,361	127,989

Transamerica Series Trust	Page 5

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust
Series 2018-HOME, Class A,
3.82% (A), 04/10/2033 (B)	$ 400,000	$ 371,570
DBGS Mortgage Trust
Series 2019-1735, Class A,
3.84%, 04/10/2037 (B)	200,000	175,970
DROP Mortgage Trust
Series 2021-FILE, Class A,
1-Month Term SOFR + 1.26%, 6.59% (A), 10/15/2043 (B)	200,000	192,324
HarborView Mortgage Loan Trust
Series 2005-4, Class 3A1,
4.24% (A), 07/19/2035	35,897	26,256
HERA Commercial Mortgage Ltd.
Series 2021-FL1, Class A,
1-Month Term SOFR + 1.16%, 6.49% (A), 02/18/2038 (B)	296,884	291,992
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	600,000	574,608
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B) (J)	339,222	313,266
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month Term SOFR + 0.79%, 6.12% (A), 04/25/2028	46,933	44,802
Mill City Mortgage Loan Trust
Series 2019-GS2, Class A1,
2.75% (A), 08/25/2059 (B)	131,143	124,024
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	900,000	875,859
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month Term SOFR + 0.63%, 5.96% (A), 05/25/2035	5,491	5,328
Natixis Commercial Mortgage Securities Trust
Series 2019-10K, Class A,
3.62%, 05/15/2039 (B)	700,000	640,547
New Residential Mortgage Loan Trust
Series 2019-RPL3, Class A1,
2.75% (A), 07/25/2059 (B)	281,065	263,847
Series 2020-RPL1, Class A1,
2.75% (A), 11/25/2059 (B)	128,018	119,176
NYO Commercial Mortgage Trust
Series 2021-1290, Class A,
1-Month Term SOFR + 1.21%, 6.54% (A), 11/15/2038 (B)	500,000	483,758

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Funding - Granite4 PLC
Series 2019-GR4A, Class A1,
SONIA + 1.14%, 6.37% (A), 10/20/2051 (B)	GBP 313,614	$ 395,905
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR9, Class 2A,
12-MTA + 1.05%, 6.14% (A), 08/25/2046	$ 317,134	252,632

Total Mortgage-Backed Securities (Cost $6,728,968)		6,289,464

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.4%
California - 0.2%
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	300,000	354,524

Illinois - 0.1%
Sales Tax Securitization Corp., Revenue Bonds,
Series B,
3.24%, 01/01/2042	400,000	323,228

Texas - 0.1%
Texas Natural Gas Securitization Finance Corp., Revenue Bonds,
5.10%, 04/01/2035	100,000	100,875

Total Municipal Government Obligations (Cost $886,599)		778,627

U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.7%
Federal Home Loan Mortgage Corp.
4.50%, 08/01/2048 - 08/01/2053	1,194,586	1,142,916
5.00%, 06/01/2053	1,140,947	1,114,023
5.50%, 07/01/2053	993,744	989,648
6.00%, 01/01/2053	1,195,569	1,208,468
6.50%, 02/01/2054	300,000	306,617
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.09% (A), 04/25/2028	1,000,000	938,620
Federal Home Loan Mortgage Corp. REMICS
1-Month SOFR Average + 0.46%, 5.74% (A), 01/15/2038	212,912	211,571
1-Month SOFR Average + 0.51%, 5.83% (A), 02/15/2041 - 09/15/2045	118,163	116,451
Federal Home Loan Mortgage Corp. REMICS, Interest Only STRIPS
0.00% (A), 01/15/2038	212,912	11,562
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) * 1-Month SOFR Average + 5.78%, 0.46% (A), 09/15/2043	321,321	27,460
Federal National Mortgage Association
3.50%, 06/01/2045	48,146	43,988
4.00%, 09/01/2048	43,740	41,306
4.50%, 08/01/2053	979,218	933,311
5.00%, 04/01/2053 - 05/01/2053	3,788,438	3,700,355
5.50%, 04/01/2053 - 07/01/2053	1,675,024	1,669,910
6.00%, 07/01/2053	97,671	98,619

Transamerica Series Trust	Page 6

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMICS
1-Month SOFR Average + 0.66%, 5.98% (A), 02/25/2041	$ 37,001	$ 36,960
Federal National Mortgage Association REMICS, Interest Only STRIPS
3.00%, 03/25/2028	96,026	3,721
Government National Mortgage Association
4.50%, 11/20/2052	282,186	271,342
Government National Mortgage Association REMICS
1-Month Term SOFR + 0.91%, 6.24% (A), 05/20/2066 - 06/20/2066	972,585	969,957
Government National Mortgage Association, TBA
3.00%, 04/20/2054 (K)	2,900,000	2,560,168
4.00%, 04/20/2054 (K)	700,000	655,656
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month SOFR Average + 0.81%, 6.13% (A), 12/26/2031 (B)	1,228	1,227
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month SOFR Average + 1.06%, 6.38% (A), 11/25/2065 (B)	110,041	109,742
Tagua Leasing LLC
1.58%, 11/16/2024	13,728	13,532
Tennessee Valley Authority
3.88%, 03/15/2028	600,000	589,812
Uniform Mortgage-Backed Security, TBA
2.50%, 04/01/2054 (K)	200,000	165,508
3.00%, 04/01/2054 (K)	3,600,000	3,100,515
3.50%, 04/01/2054 (K)	1,000,000	895,899
4.00%, 04/01/2054 (K)	5,700,000	5,283,695
4.50%, 04/01/2054 (K)	400,000	381,250
5.00%, 04/01/2054 (K)	500,000	488,238
5.50%, 04/01/2054 (K)	3,100,000	3,086,770
6.00%, 04/01/2054 (K)	1,000,000	1,009,655

Total U.S. Government Agency Obligations (Cost $32,459,658)		32,178,472

U.S. GOVERNMENT OBLIGATIONS - 41.5%
U.S. Treasury - 37.6%
U.S. Treasury Bonds
1.13%, 05/15/2040	50,000	31,297
1.13%, 08/15/2040 (L)	520,000	322,461
1.75%, 08/15/2041	12,400,000	8,382,594
1.88%, 02/15/2041 (L)	4,800,000	3,351,937
2.00%, 11/15/2041	4,100,000	2,881,371
2.25%, 05/15/2041	700,000	518,055
3.00%, 02/15/2048 (L)	930,000	728,669
3.13%, 11/15/2041 (L)	2,750,000	2,313,975
3.25%, 05/15/2042	1,400,000	1,191,969
3.38%, 08/15/2042	1,300,000	1,124,601
3.63%, 08/15/2043	1,200,000	1,069,031
4.00%, 11/15/2042	3,500,000	3,301,894
4.38%, 05/15/2041 - 08/15/2043 (L)	15,760,000	15,619,709
4.50%, 02/15/2044 (H)	100,000	100,687
4.75%, 02/15/2041	950,000	995,719
4.75%, 11/15/2043 (L)	780,000	810,347
U.S. Treasury Notes
1.25%, 04/30/2028 - 09/30/2028	1,900,000	1,676,289
2.88%, 08/15/2028	900,000	850,324

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Notes (continued)
3.50%, 04/30/2028	$ 1,600,000	$ 1,552,875
3.63%, 03/31/2030	200,000	193,727
3.75%, 05/31/2030 - 06/30/2030	800,000	779,399
4.00%, 06/30/2028 - 02/15/2034	3,100,000	3,055,437
4.13%, 07/31/2028 - 08/31/2030	1,000,000	994,297
4.25%, 02/28/2029	8,000,000	8,015,000
4.38%, 11/30/2030	800,000	807,219
4.50%, 11/15/2033	4,200,000	4,297,125
4.63%, 09/30/2028 - 09/30/2030	2,000,000	2,032,984
4.88%, 10/31/2028 - 10/31/2030	1,300,000	1,337,926

		68,336,918

U.S. Treasury Inflation-Protected Securities - 3.9%
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 01/15/2032	1,334,196	1,167,119
0.63%, 07/15/2032	1,591,140	1,444,883
1.13%, 01/15/2033	1,903,774	1,788,048
1.75%, 01/15/2034	2,707,128	2,676,630

		7,076,680

Total U.S. Government Obligations (Cost $83,471,906)		75,413,598

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.2%
U.S. Treasury Bills
5.36% (M), 04/11/2024 - 05/16/2024	264,000	262,290
5.37% (M), 06/06/2024	42,000	41,598

Total Short-Term U.S. Government Obligations (Cost $303,888)		303,888

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.29% (M)	185,873	185,873

Total Other Investment Company (Cost $185,873)		185,873

	Principal	Value
REPURCHASE AGREEMENTS - 30.9%
BNP Paribas SA, 5.43% (M), dated 03/28/2024, to be repurchased at $52,931,916 on 04/01/2024. Collateralized by a U.S. Government Obligation, 1.88%, due 07/31/2026, and with a value of $54,009,659.	$ 52,900,000	52,900,000

Transamerica Series Trust	Page 7

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

Principal		Value
REPURCHASE AGREEMENTS (continued)

Deutsche Bank Securities, Inc., 5.42% (M), dated 04/01/2024, to be repurchased at $100,015 on 04/02/2024. Collateralized by a U.S. Government Obligation, 2.00%, due 11/15/2041, and with a value of $101,947.

	$ 100,000	$ 100,000
Fixed Income Clearing Corp., 2.50% (M), dated 03/28/2024, to be repurchased at $3,168,673 on 04/01/2024. Collateralized by a U.S. Government Obligation, 4.25%, due 12/31/2025, and with a value of $3,231,243.	3,167,793	3,167,793

Total Repurchase Agreements (Cost $56,167,793)		56,167,793

Total Investments Excluding Options Purchased (Cost $240,329,654)		228,304,288
Total Options Purchased - 0.3% (Cost $1,211,296)		517,650

Total Investments Before Securities Sold Short (Cost $241,540,950)		228,821,938

Principal		Value
TBA SHORT COMMITMENTS - (1.7)%
U.S. GOVERNMENT AGENCY OBLIGATIONS - (1.7)%
Uniform Mortgage-Backed Security, TBA
4.50%, 04/01/2054 (K)	$ (1,100,000)	$ (1,048,437)
5.50%, 04/01/2054 (K)	(1,950,000)	(1,941,678)

Total U.S. Government Agency Obligations (Proceeds $(2,968,765))		(2,990,115)

Total TBA Short Commitments (Proceeds $(2,968,766))		(2,990,115)

Net Other Assets (Liabilities), Net of Securities Sold Short - (24.2)%		(43,956,979)

Net Assets - 100.0%		$ 181,874,844

Transamerica Series Trust	Page 8

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

	Face Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENTS - (20.1)% (N)
Barclays Capital, Inc., 5.00% (M), dated 03/28/2024, to be repurchased at $(6,938,353) on 04/01/2024. Collateralized by a U.S. Government Obligation, 4.25%, due 02/28/2029, and with a value of $(6,936,009).	$(6,934,500)	$(6,938,353)
Barclays Capital, Inc., 5.25% (M), dated 04/01/2024, to be repurchased at $(1,105,661) on 04/02/2024. Collateralized by a U.S. Government Obligation, 4.25%, due 02/28/2029, and with a value of $(1,105,741).	(1,105,500)	(1,105,500)
BofA Securities, Inc., 5.45% (M), dated 03/25/2024, to be repurchased at $(819,868) on 04/01/2024. Collateralized by a U.S. Government Obligation, 4.75%, due 11/15/2043, and with a value of $(824,637).	(819,000)	(819,868)
BofA Securities, Inc., 5.50% (M), dated 03/28/2024, to be repurchased at $(1,675,790) on 04/04/2024. Collateralized by a U.S. Government Obligation, 1.88%, due 02/15/2041, and with a value of $(1,682,499).	(1,674,000)	(1,675,023)
Deutsche Bank Securities, Inc., 5.40% (M), dated 03/25/2024, to be repurchased at $(2,273,976) on 04/02/2024. Collateralized by a U.S. Government Obligation, 4.00%, due 02/15/2034, and with a value of $(2,275,869).	(2,271,250)	(2,273,635)
Deutsche Bank Securities, Inc., 5.42% (M), dated 03/07/2024 - 03/08/2024, to be repurchased at $(8,553,645) on 04/18/2024. Collateralized by a U.S. Government Obligation, 1.75%, due 08/15/2041, and with a value of $(8,414,861).	(8,500,625)	(8,531,888)
JPMorgan Securities LLC, 4.70% (M), dated 03/28/2024, to be repurchased at $(1,107,453) on 04/01/2024. Collateralized by a U.S. Government Obligation, 4.25%, due 02/28/2029, and with a value of $(1,106,300).	(1,106,875)	(1,107,453)
Wood Gundy, Inc., 5.42% (M), dated 03/06/2024, to be repurchased at $(14,279,347) on 04/09/2024. Collateralized by U.S. Government Obligations, 4.38% - 4.50%, due 11/15/2033 - 08/15/2043, and with a total value of $(14,219,447).	(14,206,625)	(14,262,236)

Total Reverse Repurchase Agreements	$(36,618,375)	$(36,713,956)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD	4,050.00	12/20/2024	USD	78,815,250	150	$1,211,296	$517,650

Transamerica Series Trust	Page 9

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 10-Year	MSC	1-Year USD-SOFR	Receive	3.62%	04/01/2024	USD	1,000,000	$(3,700)	$(20)
Call - 10-Year	GSB	1-Year USD-SOFR	Receive	3.68	04/15/2024	USD	200,000	(681)	(375)
Call - 10-Year	GSB	1-Year USD-SOFR	Receive	3.69	04/18/2024	USD	100,000	(395)	(239)
Put - 10-Year	MSC	1-Year USD-SOFR	Pay	4.03	04/01/2024	USD	1,000,000	(3,650)	(42)
Put - 10-Year	GSB	1-Year USD-SOFR	Pay	4.08	04/15/2024	USD	200,000	(681)	(145)
Put - 10-Year	GSB	1-Year USD-SOFR	Pay	4.09	04/18/2024	USD	100,000	(395)	(90)

Total								$(9,502)	$(911)

								Premiums (Received)	Value
TOTAL WRITTEN SWAPTIONS								$(9,502)	$(911)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (O)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2024 (P)	Notional Amount (Q)		Value (R)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
AT&T, Inc.	1.00%	Quarterly	06/20/2028	0.59%	USD	400,000	$6,244	$(1,990)	$8,234
Verizon Communications, Inc.	1.00	Quarterly	12/20/2028	0.57	USD	200,000	3,666	(447)	4,113

Total							$9,910	$(2,437)	$12,347

Credit Default Swap Agreements on Credit Indices – Sell Protection (O)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (Q)		Value (R)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index - Series 40	1.00%	Quarterly	12/20/2028	USD	300,000	$(7,022)	$(13,402)	$6,380

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month USD-SOFR	Pay	1.44%	Semi-Annually/Quarterly	07/21/2031	USD	1,400,000	$250,153	$(198)	$250,351
3-Month USD-SOFR	Pay	1.49	Semi-Annually/Quarterly	06/23/2031	USD	1,200,000	195,146	—	195,146
3-Month USD-SOFR	Pay	2.00	Semi-Annually/Quarterly	12/15/2051	USD	1,500,000	487,854	(47,256)	535,110
6-Month AUD-BBR-BBSW	Receive	4.75	Semi-Annually	12/20/2033	AUD	5,100,000	37,834	(59,619)	97,453
6-Month CAD-CDOR	Receive	1.22	Semi-Annually	03/03/2025	CAD	300,000	(7,529)	(6,735)	(794)
6-Month CAD-CDOR	Receive	1.24	Semi-Annually	03/04/2025	CAD	1,200,000	(30,054)	(26,891)	(3,163)
6-Month CAD-CDOR	Pay	3.50	Semi-Annually	06/01/2032	CAD	1,600,000	(2,987)	(12,116)	9,129
6-Month CAD-CDOR	Pay	3.75	Semi-Annually	12/20/2033	CAD	300,000	(3,981)	(1,733)	(2,248)
12-Month USD-SOFR	Pay	1.75	Annually	12/15/2051	USD	1,400,000	468,660	(54,535)	523,195
12-Month USD-SOFR	Receive	3.47	Annually	02/22/2030	USD	1,200,000	(31,262)	—	(31,262)
12-Month USD-SOFR	Receive	3.50	Annually	06/22/2030	USD	800,000	(29,547)	—	(29,547)
12-Month USD-SOFR	Pay	3.60	Annually	01/17/2034	USD	200,000	4,587	—	4,587
12-Month USD-SOFR	Pay	3.60	Annually	08/15/2033	USD	2,500,000	49,630	—	49,630

Transamerica Series Trust	Page 10

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Interest Rate Swap Agreements (continued)

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
12-Month USD-SOFR	Pay	3.61%	Annually	08/15/2033	USD	3,500,000	$68,263	$—	$68,263
12-Month USD-SOFR	Pay	3.61	Annually	08/15/2033	USD	700,000	13,583	—	13,583
12-Month USD-SOFR	Pay	3.62	Annually	08/15/2033	USD	800,000	14,924	—	14,924
12-Month USD-SOFR	Receive	3.62	Annually	01/31/2034	USD	400,000	(8,250)	—	(8,250)
12-Month USD-SOFR	Pay	3.65	Annually	01/08/2034	USD	300,000	5,825	—	5,825
12-Month USD-SOFR	Receive	3.71	Annually	03/05/2034	USD	300,000	(3,485)	—	(3,485)
12-Month USD-SOFR	Receive	3.75	Annually	07/12/2033	USD	100,000	(1,870)	—	(1,870)
12-Month USD-SOFR	Receive	3.76	Annually	08/23/2033	USD	500,000	(8,096)	—	(8,096)
12-Month USD-SOFR	Receive	3.94	Annually	02/22/2029	USD	1,000,000	(3,878)	—	(3,878)
12-Month USD-SOFR	Receive	3.95	Annually	09/13/2033	USD	100,000	68	—	68
12-Month USD-SOFR	Receive	4.15	Annually	10/12/2033	USD	600,000	11,185	—	11,185
12-Month USD-SOFR	Receive	4.17	Annually	09/27/2033	USD	500,000	9,649	—	9,649
12-Month USD-SOFR	Receive	4.22	Annually	10/20/2033	USD	300,000	7,448	—	7,448

Total							$1,493,870	$(209,083)	$1,702,953

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	62	06/28/2024	$12,691,675	$12,678,031	$—	$(13,644)
5-Year U.S. Treasury Notes	20	06/28/2024	2,137,839	2,140,313	2,474	—
10-Year Canada Government Bonds	16	06/19/2024	1,413,814	1,421,461	7,647	—
10-Year U.S. Treasury Notes	21	06/18/2024	2,313,512	2,326,734	13,222	—
E-Mini Russell 2000® Index	85	06/21/2024	8,943,523	9,120,075	176,552	—
MSCI EAFE Mini Index	77	06/21/2024	8,974,762	9,074,835	100,073	—
S&P 500® E-Mini Index	218	06/21/2024	56,779,336	57,862,650	1,083,314	—

Total					$1,383,282	$(13,644)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year Japan Government Bonds	(5)	06/13/2024	$(4,810,565)	$(4,811,402)	$—	$(837)
10-Year U.S. Treasury Ultra Notes	(225)	06/18/2024	(25,567,680)	(25,787,109)	—	(219,429)
30-Year U.S. Treasury Bonds	(26)	06/18/2024	(3,110,142)	(3,131,375)	—	(21,233)
U.S. Treasury Ultra Bonds	(5)	06/18/2024	(626,009)	(645,000)	—	(18,991)

Total					$—	$(260,490)

Total Futures Contracts					$1,383,282	$(274,134)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	04/02/2024	USD	393,368	GBP	311,000	$835	$—
BNP	04/30/2024	INR	19,226,979	USD	231,570	—	(1,224)
BNP	06/20/2024	USD	165,849	TWD	5,133,351	3,953	—
BNP	07/22/2024	PLN	1,179,188	USD	291,003	3,798	—
BOA	04/30/2024	IDR	3,722,119,822	USD	237,729	—	(3,180)
CITI	04/02/2024	USD	23,429	AUD	36,000	—	(31)
CITI	04/02/2024	USD	634,438	CAD	861,582	—	(1,645)
CITI	04/02/2024	USD	516,436	CHF	452,535	14,541	—
CITI	04/19/2024	USD	20,522	CNH	149,000	—	(7)
CITI	04/26/2024	USD	129,633	CNH	932,831	1,071	—
CITI	04/30/2024	USD	26,951	TWD	852,619	215	—
DUB	04/30/2024	USD	195,888	MXN	3,329,000	—	(3,429)
GSB	04/02/2024	USD	1,871,024	EUR	1,724,000	10,942	—
GSB	04/30/2024	USD	351,271	PEN	1,291,408	4,323	—
GSB	07/02/2024	USD	1,911,920	BRL	9,600,000	14,700	—
HSBC	04/19/2024	USD	159,807	CNH	1,148,169	1,617	—
HSBC	06/20/2024	INR	932,479	USD	11,139	14	—
JPM	05/03/2024	BRL	1,216,369	USD	246,129	—	(4,399)
JPM	06/20/2024	USD	97,247	TWD	2,990,715	2,926	—

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Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
SCB	04/02/2024	USD	20,896	CNH	150,140	$222	$—
SCB	04/02/2024	JPY	153,303,765	USD	1,028,961	—	(15,944)
SCB	04/19/2024	USD	94,121	CNH	676,570	906	—
SCB	04/26/2024	USD	200,748	CNH	1,444,663	1,646	—

Total						$61,709	$(29,859)

INVESTMENT VALUATION:

Valuation Inputs (S)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$7,657,546	$—	$7,657,546
Corporate Debt Securities	—	43,335,648	—	43,335,648
Foreign Government Obligations	—	5,802,970	—	5,802,970
Loan Assignment	—	190,409	—	190,409
Mortgage-Backed Securities	—	6,289,464	—	6,289,464
Municipal Government Obligations	—	778,627	—	778,627
U.S. Government Agency Obligations	—	32,178,472	—	32,178,472
U.S. Government Obligations	—	75,413,598	—	75,413,598
Short-Term U.S. Government Obligations	—	303,888	—	303,888
Other Investment Company	185,873	—	—	185,873
Repurchase Agreements	—	56,167,793	—	56,167,793
Exchange-Traded Options Purchased	517,650	—	—	517,650

Total Investments	$703,523	$228,118,415	$—	$228,821,938

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$9,910	$—	$9,910
Centrally Cleared Interest Rate Swap Agreements	—	1,624,809	—	1,624,809
Futures Contracts (T)	1,383,282	—	—	1,383,282
Forward Foreign Currency Contracts (T)	—	61,709	—	61,709

Total Other Financial Instruments	$1,383,282	$1,696,428	$—	$3,079,710

LIABILITIES
Securities Sold Short
U.S. Government Agency Obligations	$—	$(2,990,115)	$—	$(2,990,115)

Total Securities Sold Short	$—	$(2,990,115)	$—	$(2,990,115)

Other Financial Instruments
Reverse Repurchase Agreements	$—	$(36,713,956)	$—	$(36,713,956)
Over-the-Counter Interest Rate Swaptions Written	—	(911)	—	(911)
Centrally Cleared Credit Default Swap Agreements	—	(7,022)	—	(7,022)
Centrally Cleared Interest Rate Swap Agreements	—	(130,939)	—	(130,939)
Futures Contracts (T)	(274,134)	—	—	(274,134)
Forward Foreign Currency Contracts (T)	—	(29,859)	—	(29,859)

Total Other Financial Instruments	$(274,134)	$(36,882,687)	$—	$(37,156,821)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the total value of 144A securities is $27,622,454, representing 15.2% of the Portfolio’s net assets.
(C)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2024, the total value of Regulation S securities is $773,631, representing 0.4% of the Portfolio’s net assets.

Transamerica Series Trust	Page 12

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted security. At March 31, 2024, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Deutsche Bank AG 2.13%, 11/24/2026	11/17/2020	$200,000	$188,636	0.1%

(E)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of March 31, 2024; the maturity dates disclosed are the ultimate maturity dates.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	All or a portion of the securities are on loan. The total value of all securities on loan is $182,054, collateralized by cash collateral of $185,873. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(I)	Fixed rate loan commitment at March 31, 2024.
(J)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2024, the total value of securities is $503,675, representing 0.3% of the Portfolio’s net assets.
(K)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2024. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(L)	Securities are subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended March 31, 2024 was $0 at a weighted average interest rate of 0.00%.
(M)	Rates disclosed reflect the yields at March 31, 2024.
(N)	The average amount of reverse repurchase agreements outstanding during the period ended March 31, 2024 was $219,971 at a weighted average interest rate of 0.49%.
(O)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(P)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(Q)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(R)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(S)	There were no transfers in or out of Level 3 during the period ended March 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(T)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi (offshore)
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Sol
PLN	Polish Zloty
TWD	Taiwan New Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.
SCB	Standard Chartered Bank

Transamerica Series Trust	Page 13

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

PORTFOLIO ABBREVIATIONS:

BBR-BBSW	Bank Bill Swap Reference Rate
CDOR	Canadian Dollar Offered Rate
EAFE	Europe, Australasia and Far East
MTA	Month Treasury Average
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 14

Transamerica PIMCO Tactical – Conservative VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica PIMCO Tactical – Conservative VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Transamerica Series Trust	Page 15

Transamerica PIMCO Tactical – Conservative VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2024

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Reverse repurchase agreements: Reverse repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

SUBSEQUENT EVENT

Effective on or about May 1, 2024, the Portfolio will be renamed Transamerica BlackRock iShares Tactical – Conservative VP. Also on the effective date, the Portfolio’s principal investment strategies, principal risks, portfolio managers and investment management and sub-advisory fee schedules will change.

Transamerica Series Trust	Page 16